Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATIONS

Note 5: - Business Combinations

a.	Acquisition of an FDA-Licensed Plasma Collection Center

On March 1, 2021, the Company entered into an Asset Purchase Agreement with the privately held B&PR of Beaumont, TX, USA, for the acquisition of the FDA registered plasma collection facility as well as certain related rights and assets. The plasma collection facility currently specializes in the collection of hyper-immune plasma used in the manufacturing of KAMRHO (D), KAMRAB and KEDRAB. The acquisition, for a total consideration of $1,614 thousand, was consummated through the Company’s wholly owned subsidiary Kamada Plasma LLC, which operates the Company’s plasma collection activity in the U.S.

The Company accounted for the acquisition as a business combination.

The following table details the acquisition consideration:

USD in thousands

Cash paid	$1,404
Payables for acquisition(a)	210

Total acquisition cost	1,614

(a)	The acquisition consideration totaled $1,654 thousand, of which an amount of $1,404 thousand was paid at closing, and the balance of $250 thousand was paid in March 2022. The fair value of such deferred consideration was estimated at $210 as of the date of acquisition.

In connection with the acquisition, the Company incurred costs of $140 thousand which included legal and other consulting fees. These costs were recorded in general and administrative expenses in the statement of profit and loss during 2020 and the first quarter of 2021.

The fair value of the identifiable assets and liabilities on the acquisition date:

USD in thousands

Inventories	184
Property, plant and equipment	82
Intangible assets (a)	962
1,228

Other current liability	(30)

Net identifiable assets	1,198
Goodwill arising on acquisition (b)	416

Total acquisition cost	1,614

(a)	The intangible assets represent the value of the FDA license for the plasma collection facility at fair value (Level 3) at the acquisition date, based on the Greenfield Method. Under such method, the subject intangible asset is valued using a hypothetical cashflow scenario of developing an operating business in an entity that at inception only holds the subject intangible asset. In measuring the FDA license for the plasma collection facility, the Company used an appropriate discount rate of 19%.

(b)	The goodwill arising as part of the acquisition is attributed to the expected benefits from the synergies of the combination of the Company’s activities and those of the acquired plasma collection facility.

b.	Acquisition of the Four FDA-Approved Plasma Derived Hyperimmune Commercial Products

On November 22, 2021 (the “Acquisition Date”), the Company entered into the Saol APA for the acquisition of the Four FDA-Approved Plasma Derived Hyperimmune Commercial Products. The acquisition of this portfolio furthered the Company’s core objective to become a fully integrated specialty plasma company with strong commercial capabilities in the U.S. market, as well as to expand to new markets, mainly in the Middle East/North Africa region, and to broaden the Company’s portfolio offering in existing markets. The four acquired products include:

●	CYTOGAM (Cytomegalovirus Immune Globulin Intravenous [Human]) (CMV-IGIV) is a product indicated for the prophylaxis of cytomegalovirus disease associated with the transplantation of the kidney, lung, liver, pancreas, and heart. The product is the sole FDA approved IgG product for this indication.

●

VARIZIG [Varicella Zoster Immune Globulin (Human)] is a product that contains antibodies specific for the Varicella zoster virus, and it is indicated for post-exposure prophylaxis of varicella (chickenpox) in high-risk patient groups, including immunocompromised children, newborns, and pregnant women. VARIZIG is intended to reduce the severity of chickenpox infections in these patients. The U.S. Centers for Disease Control (CDC) recommends Varicella zoster immune globulin (human) (such as VARIZIG) for postexposure prophylaxis of varicella for persons at high-risk for severe disease who lack evidence of immunity to varicella. The product is the sole FDA approved IgG product for this indication.

●	WINRHO SDF is a Rho(D) Immune Globulin Intravenous (Human) product indicated for use in clinical situations requiring an increase in platelet count to prevent excessive hemorrhage in the treatment of non-splenectomies, for Rho(D)-positive children with chronic or acute immune thrombocytopenia (ITP), adults with chronic ITP, and children and adults with ITP secondary to HIV infection. WinRho SDF is also used for suppression of Rhesus (Rh) Isoimmunization during pregnancy and other obstetric conditions in non-sensitized, Rho(D)-negative women. The product is FDA approved.

●	HEPAGAM B is a hepatitis B Immune Globulin (Human) (HBIg) product indicated to both prevent hepatitis B virus (HBV) recurrence following liver transplantation in hepatitis B surface antigen positive (HBsAg- positive) patients and provide post-exposure prophylaxis. The product is FDA approved.

The Company accounted for the acquisition as a business combination.

The following table details the total acquisition consideration as of the Acquisition Date:

USD in thousands

Cash paid at closing	$95,000
Contingent consideration liability (a)	21,705
Deferred consideration (b)	13,788
Settlement of preexisting relationship (c)	(3,786)

Total acquisition cost	126,707

(a)

Pursuant to the Saol APA, and in addition to the cash paid at closing, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the Acquisition Date and ending on December 31, 2034. The Company may be entitled for up to $3,000 thousand credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the Saol APA. During 2023, the entitlement of the credit was not met. The contingent consideration totaled $21,705 thousand, which represents its fair value (Level 3) at the Acquisition Date, based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model.

In measuring the contingent consideration liability as of the Acquisition Date, the Company used an appropriate risk-adjusted discount rate of 10.6 % and volatility of 13.6%.

The fair value of the contingent consideration was $21,855 thousand and $23,534 thousand as of December 31, 2023, and December 31, 2022, respectively. During the year ended December 31, 2023, the Company paid the first sales milestone in the amount of $3,000 thousand, which was accounted for as a reduction of the liability. The Company accounted for $1,321 thousand, $1,539 thousand and $290 thousand, for the years ended December 31, 2023, 2022 and 2021, respectively as financing expenses in the statement of profit and loss to reflects the changes in the fair value of the liability.

In measuring the contingent consideration liability, as of December 31, 2023, and 2022 the Company used an appropriate risk-adjusted discount rate of 11.4% and volatility of 15.17%, and an appropriate risk-adjusted discount rate of 11.8% and volatility of 14.21%, respectively.

As of December 31, 2023, the second sales threshold was met, and the second milestone payment on account of the contingent consideration was paid during February 2024.

For further information about the contingent consideration, refer to Note 14 and Note 16.

(b)	Pursuant to the Saol APA, the Company acquired inventory valued at $14,199 thousand which will be paid in ten quarterly installments of $1,500 thousand each or the remaining balance at the final installment. Such deferred inventory consideration totaled $13,788 thousand which represents the Fair value (Level 2) at the Acquisition Date. The interest rate used to calculate such fair value was based on the Company’s cost of debt, which was estimated based on the long-term bank loan obtained to partially fund the acquisition. Through December 31, 2023, the Company made eight quarterly installments on account of such inventory related debt. For further information about the deferred consideration, refer to Note 14b and Note 16.

(c)	In December 2019, the Company entered into a binding term-sheet for a 12-year contract manufacturing agreement with Saol to manufacture CYTOGAM. Through the Acquisition Date, the Company received a total of $3,786 thousand from Saol to partially fund the technology transfer activities required under such engagement. Such engagement was automatically terminated on the Acquisition Date, and such funds, previously accounted for as deferred revenues, were offset from the acquisition consideration as settlement of preexisting relationship.

The following tables details the fair value of the identifiable assets and liabilities on the Acquisition Date:

Fair value USD in thousands

Inventory(a)	22,849
Intangible assets(b)	121,174
Assumed liability(c)	(47,213)
Net identifiable assets	98,810

Goodwill arising on acquisition(d)	29,897

Total acquisition cost	126,707

(a)	Inventory was valued at cost which represent its fair value.

(b)	The following table details the intangible assets identified

Fair value USD in thousands

Customer Relations (1)	33,514
Intellectual property (2)	79,141
Assumed contract manufacturing agreement (3)	8,519
Total Intangible assets	121,174

(1)	Customer Relations represents its fair value (Level 3) at the Acquisition Date, based on a Multi Period Excess Earnings Method (“MPEEM”). In measuring the Customer Relations, the Company used an appropriate risk-adjusted discount rate of 11% and churn rate of 5%.

(2)	Intellectual property represents its fair value (Level 3) at the Acquisition Date, based on a Relief from Royalties (“RFRM”) Method. In measuring the Intellectual property, the Company used an appropriate risk-adjusted discount rate of 11% and Royalties rate of 15.2%.

(3)	Assumed contact manufacturing agreement represents its fair value (Level 3) at the Acquisition Date, based on With and Without method. Under the With and Without method the value of an intangible asset is calculated by comparing the cash-flow in a situation where the valued asset is part of the business versus the cash-flow in situation where the asset is not part of the business. The Company used an appropriate risk-adjusted discount rate of 11%.

(c)	Pursuant to the Saol APA, the Company assumed certain of Saol’s liabilities for the future payment of royalties (some of which are perpetual) and milestone payments to third parties subject to the achievement of corresponding CYTOGAM related net sales thresholds and milestones. The fair value of such assumed liabilities at the Acquisition Date was estimated at $47,213 thousand, which was calculated based on the Option Pricing Method (OPM), Monte Carlo Simulation, and discounted cash flow using a discount rate in the range of 2.25 % and 11% and the volatility of 10.8-14.2%. Refer to Note 14 and Note 16 for more information.

Such assumed liabilities include:

●	Royalties:10% of the annual global net sales of CYTOGAM up to $ 25,000 thousand and 5% of net sales that are greater than $ 25,000 thousand, in perpetuity; 2% of the annual global net sales of CYTOGAM in perpetuity; and 8% of the annual global net sales of CYTOGAM for a period of six years following the completion of the technology transfer of the manufacturing of CYTOGAM to the Company, subject to a maximum aggregate of $5,000 thousand per year and the total amount of $30,000 thousand throughout the entire six years period.

●	Sales milestones: $1,500 thousand in the event that the annual net sales of CYTOGAM in the United States market exceeds $18,766 thousand during the twelve months period ending June 30, 2022. Such milestone was achieved and paid during 2023; and $1,500 thousand in the event that the annual net sales of CYTOGAM in the United States market exceeds $18,390 thousand during the twelve months period ending June 30, 2023. Such milestone was not achieved and was written off the outstanding liability.

●	Milestone: $8,500 thousand upon the receipt of FDA approval for the manufacturing of CYTOGAM at the Company’s manufacturing facility. During May 2023, the Company received such FDA approval and paid the milestone of $8,500 thousand.

(d)	The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and the acquired business.

As of the Acquisition Date, the Company recognized the fair value of the assets acquired and liabilities assumed in the business combination according to a provisional measurement. As of December 31, 2022, the valuation of the identifiable assets and liabilities was completed. No adjustments were required to be recorded.

The Company incurred acquisition related cost of $1,094 thousand related mainly to legal and other consulting fees. These costs were recorded in general and administrative expenses in the statement of profit and loss during 2021.